Warrant liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Warrant Liabilities [Abstract]
Warrants exercisable, issued and outstanding
Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301

Number of shares

First Batch Warrants	1,244,368
Second Batch Warrants	514,933

1,759,301